RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 328,747	R$ 179,812
PIS and COFINS - on acquisitions of property, plant and equipment	87,955	89,334
PIS and COFINS - operations	615,322	523,970
PIS/COFINS - exclusions from ICMS	458,319	570,945
ICMS - on acquisitions of property, plant and equipment	358,999	167,286
ICMS - operations	1,446,388	1,423,375
Reintegra program	76,549	65,971
Other taxes and contributions	39,690	39,057
Provision for loss on ICMS credits	(1,306,768)	(1,103,807)	R$ (1,064,268)
Recoverable taxes	2,105,201	1,955,943
Current	747,847	549,580
Non-current	R$ 1,357,354	R$ 1,406,363